Debt - Narrative (Details)							12 Months Ended
	May 24, 2019	May 21, 2019 USD ($)	Apr. 15, 2019 USD ($)	Nov. 16, 2018 USD ($)	Jul. 18, 2018 USD ($)	Oct. 25, 2017 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 19, 2020 USD ($)	Jul. 16, 2019	Dec. 22, 2015 USD ($)	Oct. 16, 2014 USD ($)	Sep. 22, 2014 USD ($)
Debt Instrument [Line Items]
Document Period End Date							Dec. 31, 2020
Write off of deferred financing costs							$ 3,088,000	$ 681,000	$ 0
Number of credit agreements							6
Number of vessels							46
Finance Lease, Liability, Payments, Due							$ 288,430,000
Length of bareboat charter agreement					five-year
SBI Rumba [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement						nine and a half
SBI Tango [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement					five-year
Minimum
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period								2.40%
Maximum [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period								6.20%
Unsecured Debt | Senior Notes
Debt Instrument [Line Items]
Senior Notes, net													$ 8,600,000	$ 65,000,000.0
Debt Instrument, Interest Rate, Stated Percentage														7.50%
Debt Instrument, Redemption Price, Percentage							100.00%
Secured Debt
Debt Instrument [Line Items]
Number of credit agreements							2
Percentage of the value any new Equity Issues after December 31, 2013								25.00%
Minimum Cumulative positive net income required for each fiscal quarter (as a percentage) for Net worth								50.00%
Minimum liquidity								$ 25,000,000.0
Minimum liquidity per owned vessels								500,000
Minimum Fair value of the collateral of each credit facility							140.00%
Maximum Fair value of the collateral of each credit facility							160.00%
Minimum fair value vessel for financing obligations							115.00%
Long-term Debt, Gross							$ 561,216,000	738,699,000
Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement							eight years
Secured Debt | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 0	10,200,000
Secured Debt | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross							0	11,475,000
Secured Debt | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross							0	8,813,000
Secured Debt | Virgo and Libra Lease [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net		$ 1.5
Secured Debt | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Long-term Debt, Gross							$ 0	8,617,000
Secured Debt | Minimum
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital							0.60
Consolidated Net worth required								100,000,000.0
Secured Debt | Maximum [Member]
Debt Instrument [Line Items]
Ratio of Indebtedness to Net Capital							1.00
Consolidated Net worth required								$ 500,000,000.0
Kamsarmax pool [Member] | Secured Debt | $12.8 Million Credit Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 12,800,000
Number of vessels covered by credit facility												1
Ultramax pool [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback											3
Line of Credit Facility, Increase (Decrease), Net							$ 1.6
Years of amortization							5 years
ScrubberLoanAmortQuarterlyRate							$ 82,000
Scrubber percentage of Market Value to be financed							82.00%
Scrubber percentage of price to be financed							82.00%
Ultramax pool [Member] | Secured Debt | $38.7 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 38,700,000
Number of vessels covered by credit facility												6
Ultramax pool [Member] | Secured Debt | $27.3 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 27,300,000
Number of vessels covered by credit facility												2
Ultramax pool [Member] | Secured Debt | $67.3 Million Lease Financing
Debt Instrument [Line Items]
Number of Assets sale leaseback										2
Scrubber installation cost										$ 1,500,000
Ultramax pool [Member] | Secured Debt | $12.5 Million Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity												$ 12,500,000
Number of vessels covered by credit facility												1
SBI Samba [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities			$ 21,400,000
Sale Leaseback Transaction, Monthly Rental Payments			$ 208,354
Length of bareboat charter agreement			five-year
SBI Echo [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities					$ 19,000,000.0
Sale Leaseback Transaction, Monthly Rental Payments					164,250
SB Hermes [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities				$ 20,500,000
Sale Leaseback Transaction, Monthly Rental Payments				$ 177,938
Length of bareboat charter agreement				five
SBI Tango [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities					19,000,000.0
Sale Leaseback Transaction, Monthly Rental Payments					$ 164,250
CMBFL [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Length of bareboat charter agreement	seven
CMBFL [Member] | Kamsarmax pool [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback	4
CMBFL [Member] | Ultramax pool [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Number of Assets sale leaseback	3
Virgo and Libra Lease [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities		$ 21,000,000.0
Length of bareboat charter agreement		11 years
ScrubberLoanAmortDailyRateyear1and2		$ 1,370
Years of amortization first half		2 years
ScrubberLoanAmortDailyRateyear3and4		$ 685
Years of amortization second half		2 years
SBI Rumba [Member] | Secured Debt | Finance Leases Portfolio Segment [Member]
Debt Instrument [Line Items]
Net Proceeds, Financing Activities						$ 19,600,000
Sale Leaseback Transaction, Monthly Rental Payments						$ 164,250
Optional period to extend Bareboat Charter						six months